Property, Plant and Equipment	12 Months Ended
Dec. 31, 2021
Financial Debt
Disclosure of property plant and equipment [text block]

7.    Property, Plant and Equipment

	Furniture and
	office	Leasehold	Laboratory	Assets under
(in EUR 000)	equipment	improvements	equipment	construction	Total
Cost
Opening Gross value January 1, 2020	484	192	138	—	814
Additions	178	358	26	—	562
Exchange differences	(2)	—	—	—	(2)
Cost at December 31, 2020	661	550	164	—	1,375
Additions	143	25	667	634	1,469
Transfers	—	(57)	—	57	—
Exchange differences	54	37	27	—	118
Cost at December 31, 2021	858	555	858	691	2,962
Depreciation
Opening accumulated depreciation January 1, 2020	(347)	(96)	(49)	—	(492)
Depreciation charge	(83)	(74)	(12)	—	(169)
Exchange differences	—	—	—	—	—
Depreciation at December 31, 2020	(430)	(170)	(61)	—	(661)
Depreciation charge	(95)	(41)	(77)	—	(213)
Exchange differences	(38)	(18)	(12)	—	(68)
Depreciation at December 31, 2021	(563)	(229)	(150)	—	(942)
Net book value at December 31, 2020	231	380	103	—	713
Net book value at December 31, 2021	295	326	708	691	2,020

In 2021, acquisitions were mainly related to furniture and office equipment for a total amount of €143,000 (2020: €178,000), to assets under construction for €0.6 million (2020: €0) and to leasehold improvements and laboratory equipment for an amount of  €0.7 million (2020: €384,000). The investment in assets under construction relates to the construction of new clean rooms.

The depreciation charge amounts to €213,000 in 2021 and to €169,000 in 2020.